Performance Management	Oct. 28, 2025
James Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below illustrate the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with the returns of a broad-based securities market index and an additional index that is more representative of the Fund’s strategy. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesinvestment.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with the returns of a broad-based securities market index and an additional index that is more representative of the Fund’s strategy.
Bar Chart [Heading]	Annual Total Returns (Years ended December 31):
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	4th Quarter 2020	26.12%
Worst Quarter	1st Quarter 2020	-35.01%
The Fund’s year-to-date return as of September 30, 2025 was 11.69%.
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	11.69%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	26.12%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(35.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term capital gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-qualified arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Ten Years
James Small Cap Fund Return Before Taxes	18.17%	12.39%	6.53%
Return After Taxes on Distributions	16.52%	11.68%	5.27%
Return After Taxes on Distributions and Sale of Fund Shares	12.07%	9.83%	4.88%
VettaFi US Equity 3000 Index *	23.80%	13.76%	12.50%
VettaFi US Equity Small-Cap 2000 TR Index (reflects no deduction for fees, expenses, or taxes) **	11.28%	7.42%	7.79%

*	Broad-based securities market index.

**	Additional index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term capital gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-qualified arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Availability Website Address [Text]	www.jamesinvestment.com
Performance Availability Phone [Text]	1-800-99-JAMES (1-800-995-2637)
JAMES MICRO CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index and an additional index that is more representative of the Fund’s strategy. Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesinvestment.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Past Does Not Indicate Future [Text]	Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index and an additional index that is more representative of the Fund’s strategy.
Bar Chart [Heading]	Annual Total Returns (Years ended December 31):
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	4th Quarter 2020	22.92%
Worst Quarter	1st Quarter 2020	-37.18%

The Fund’s year-to-date return as of September 30, 2025 was 3.07%.
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	3.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.92%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(37.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term capital gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-qualified arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Ten Years
James Micro Cap Fund Return Before Taxes	5.97%	8.54%	7.22%
Return After Taxes on Distributions	5.63%	7.79%	6.43%
Return After Taxes on Distributions and Sale of Fund Shares	3.80%	6.63%	5.66%
VettaFi US Equity 3000 Index*	23.80%	13.76%	12.50%
VettaFi US Equity Micro-Cap TR Index (reflects no deduction for fees, expenses or taxes)**	9.74%	3.60%	4.65%

*	Broad-based securities market index.

**	Additional index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term capital gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-qualified arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Availability Website Address [Text]	www.jamesinvestment.com
Performance Availability Phone [Text]	1-800-99-JAMES (1-800-995-2637)
James Aggressive Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and since inception and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index and an additional index that is more representative of the Fund’s strategy. Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesinvestment.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Past Does Not Indicate Future [Text]	Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and since inception and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index and an additional index that is more representative of the Fund’s strategy.
Bar Chart [Heading]	Annual Total Return (Year ended December 31):
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	1st Quarter 2024	9.88%
Worst Quarter	1st Quarter 2020	-20.42%

The Fund’s year-to-date return as of September 30, 2025 was 13.23%.
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	13.23%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.88%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term capital gain) and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-qualified arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Since Inception (July 1, 2015)
James Aggressive Allocation Fund Return Before Taxes	19.13%	6.63%	4.48%
Return After Taxes on Distributions	18.94%	6.47%	4.30%
Return After Taxes on Distributions and Sale of Fund Shares	11.46%	5.18%	3.51%
VettaFi US Equity 3000 Index*	23.80%	13.76%	12.89%
65% VettaFi US Equity 3000 TR Index, 35% Bloomberg U.S. Aggregate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)**	15.49%	8.99%	9.10%

*	Broad-based securities market index.

**	Additional index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term capital gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-qualified arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Availability Website Address [Text]	www.jamesinvestment.com
Performance Availability Phone [Text]	1-800-99-JAMES (1-800-995-2637)
RetailClass | James Balanced: Golden Rainbow Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below illustrate the variability of the returns of the Retail Class shares of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Retail Class shares of the Fund from year to year and by showing how the average annual total returns of the Retail Class shares of the Fund over time compare with the returns of a broad-based securities market index and an additional index that is more representative of the Fund’s strategy. Of course, the past performance of the Retail Class shares of the Fund is not necessarily an indication of how the Retail Class shares of the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesinvestment.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Past Does Not Indicate Future [Text]	Of course, the past performance of the Retail Class shares of the Fund is not necessarily an indication of how the Retail Class shares of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the variability of the returns of the Retail Class shares of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Retail Class shares of the Fund from year to year and by showing how the average annual total returns of the Retail Class shares of the Fund over time compare with the returns of a broad-based securities market index and an additional index that is more representative of the Fund’s strategy.
Bar Chart [Heading]	Annual Total Returns (Retail Class Shares) (Years ended December 31):
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	4th Quarter 2023	7.16%
Worst Quarter	1st Quarter 2020	-9.98%
The Fund’s Retail Class year-to-date return as of September 30, 2025 was 10.74%.
Year to Date Return, Label [Optional Text]	The Fund’s Retail Class year-to-date return
Bar Chart, Year to Date Return	10.74%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.16%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (Retail Class Shares) (for the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term capital gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-qualified arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Ten Years
James Balanced: Golden Rainbow Fund – Retail Class Return Before Taxes	12.27%	4.56%	3.24%
Return After Taxes on Distributions	11.30%	3.60%	2.16%
Return After Taxes on Distributions and Sale of Fund Shares	7.77%	3.40%	2.34%
VettaFi US Equity 3000 Index*	23.80%	13.76%	12.50%
Blended Index (25% VettaFi US Equity Large/Mid-Cap 1000 TR Index, 25% VettaFi US Equity Small-Cap 2000 TR Index, 50% Bloomberg Intermediate U.S. Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)**	10.47%	6.32%	6.39%

*	Broad-based securities market index.

**	Additional index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term capital gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-qualified arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Availability Website Address [Text]	www.jamesinvestment.com
Performance Availability Phone [Text]	1-800-99-JAMES (1-800-995-2637)
Institutional Class | James Balanced: Golden Rainbow Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below illustrate the variability of the returns of the Institutional Class shares of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the average annual total returns of the Institutional Class shares of the Fund over time compare with the returns of a broad-based securities market index and an additional index that is more representative of the Fund’s strategy. Of course, the past performance of the Institutional Class shares of the Fund is not necessarily an indication of how the Institutional Class shares of the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesinvestment.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Past Does Not Indicate Future [Text]	Of course, the past performance of the Institutional Class shares of the Fund is not necessarily an indication of how the Institutional Class shares of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the variability of the returns of the Institutional Class shares of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the average annual total returns of the Institutional Class shares of the Fund over time compare with the returns of a broad-based securities market index and an additional index that is more representative of the Fund’s strategy.
Bar Chart [Heading]	Annual Total Returns (Institutional Class Shares) (Years ended December 31):
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	4th Quarter 2023	7.25%
Worst Quarter	1st Quarter 2020	-9.90%

The Fund’s Institutional Class year-to-date return as of September 30, 2025 was 10.92%.
Year to Date Return, Label [Optional Text]	The Fund’s Institutional Class year-to-date return
Bar Chart, Year to Date Return	10.92%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (Institutional Class Shares) (for the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term capital gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-qualified arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Ten Years
James Balanced: Golden Rainbow Fund – Institutional Class Return Before Taxes	12.57%	4.83%	3.49%
Return After Taxes on Distributions	11.50%	3.77%	2.32%
Return After Taxes on Distributions and Sale of Fund Shares	7.99%	3.58%	2.51%
VettaFi US Equity 3000 Index*	23.80%	13.76%	12.50%
Blended Index (25% VettaFi US Equity Large/Mid-Cap 1000 TR Index, 25% VettaFi US Equity Small-Cap 2000 TR Index, 50% Bloomberg Intermediate U.S. Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)**	10.47%	6.32%	6.39%

*	Broad-based securities market index.

**	Additional index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term capital gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-qualified arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Availability Website Address [Text]	www.jamesinvestment.com
Performance Availability Phone [Text]	1-800-99-JAMES (1-800-995-2637)